Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Expense Attributable To Loss From Operations

The income tax expense attributable to loss from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2014
PRC	1,990	(1,985)	5
U.S. Federal	—	24,775	24,775
U.S. State and Local	—	4,251	4,251
Other jurisdictions	1,336	6	1,342

	3,326	27,047	30,373

Year ended December 31, 2013
PRC	4,765	22,623	27,388
U.S. Federal	648	—	648
U.S. State and Local	111	—	111
Other jurisdictions	228	694	922

	5,752	23,317	29,069

Year ended December 31, 2012
PRC	1,183	6,845	8,028
U.S. Federal	146	0	146
U.S. State and Local	25	0	25
Other jurisdictions	612	33	645

	1,966	6,878	8,844

Loss Before Income Taxes

Loss before income taxes of the Group consist of the following:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
PRC operations	(776,361)	(1,423,575)	(308,106)
U.S. operations	(23,904)	(33,878)	118,332
Other foreign operations	(242,950)	(150,689)	(49,537)

Total	(1,043,215)	(1,608,142)	(239,311)

Actual Income Tax Expense (Benefit)

The actual income tax expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to loss before income taxes as a result of the following:

	Year ended December 31, 2012		Year ended December 31, 2013		Year ended December 31, 2014
Loss before income taxes	(1,043,215)		(1,608,142)		(239,311)

Computed income tax benefit	(260,804)	25%	(402,035)	25%	(59,828)	25%
Effect of tax rate differential for entities in non-PRC jurisdictions	517	(0%)	32,948	(2%)	21,845	(9%)
Change in tax rate	(3,355)	0%	0	0%	(39,589)	17%
Non-deductible expenses
Share-based compensation	2,278	(0%)	1,953	(0%)	2,156	(1%)
Others	1,888	(0%)	5,404	(0%)	1,449	(1%)
50% additional deduction of R&D expense	(1,048)	0%	(488)	0%	(1,870)	1%
Change in valuation allowance	261,879	(25%)	391,287	(24%)	123,717	(52%)
Taxable investment income	4,510	(0%)	0	0%	0	0%
Effect of deconsolidation of a former subsidiary	0	0%	0	0%	(17,507)	7%
Others	2,979	(0%)	0	0%	0	0%

Actual income tax expense	8,844	(1%)	29,069	(2%)	30,373	(13%)

Deferred Income Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2013	December 31, 2014
Deferred income tax assets:
Inventories write-down	16,235	17,162
Impairment loss on property, plant and equipment	204,104	194,248
Impairment loss on investment in associates	4,671	1,192
Provision for accounts receivable, prepayments to suppliers and other assets	67,649	71,896
Accruals	12,757	12,413
Capital lease obligation	1,096	745
Deferred revenue	28,148	24,485
Net operating loss carry forwards	534,294	625,470
Government subsidy	10,811	10,773
Derivative financial instruments	1,255	842

Total gross deferred income tax assets	881,020	959,226
Less: valuation allowance	(865,010)	(941,239)

Deferred income tax assets, net of valuation allowance	16,010	17,987

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(9,166)	(9,421)
– Property, plant and equipment	(1,736)	(6,632)
– Change in fair value of available-for-sale investment	(1,225)	0
– Investment in an associate	(310)	(33,035)

Total gross deferred income tax liabilities	(12,437)	(49,088)

Net deferred income tax asset/(liabilities)	3,573	(31,101)

Classification on consolidated balance sheets:
Deferred income tax assets:
– Current	215	1,012
– Non-current	4,059	2,394
Deferred income tax liability:
– Current	(486)	0
– Non-current	(215)	(34,507)

Movement of Valuation Allowance for Deferred Tax Assets

The following table presents the movement of the valuation allowance for deferred tax assets:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Beginning balance	196,994	459,503	865,010
Addition during the year	261,879	391,287	123,717
Effect of deconsolidation of former subsidiaries	0	(3,506)	(42,590)
Foreign currency translation adjustment	630	17,726	(4,898)
Ending balance	459,503	865,010	941,239